Annual Total Returns[BarChart] - Invesco International Dividend Achievers ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.48%)	12.26%	18.71%	(1.15%)	(19.10%)	9.92%	19.03%	(11.08%)	25.44%	(6.55%)